Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 21,773,919
Net change in fair value of investments	37,905,511
Total investment income	59,679,430
Contributions:
Participant contributions	25,717,740
Company contributions	7,439,008
Participant rollover contributions	2,635,803
Total contributions	35,792,551
Interest income on notes receivable from participants	651,359
Total increase	96,123,340
Deductions from net assets available for benefits attributed to:
Distributions and benefits paid to participants	53,264,361
Administrative fees	637,689
Total deductions	53,902,050
Net increase in net assets available for benefits	42,221,290
Beginning of year	357,238,371
End of year	$ 399,459,661